Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with US GAAP. However, the basis of accounting differs from that used in the statutory accounts of the Company, which are prepared in accordance with the accounting principles of the PRC (“PRC GAAP”). Therefore, the differences between US GAAP and PRC GAAP have been adjusted in these consolidated financial statements. The Company’s functional currency is the Chinese Renminbi (“RMB”); however, the accompanying consolidated financial statements have been translated and presented in United States Dollars (“USD”).

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with US GAAP. The basis of accounting differs from that used in the statutory accounts of the Company, which are prepared in accordance with the accounting principles of the PRC (“PRC GAAP”). The differences between US GAAP and PRC GAAP have been adjusted in these consolidated financial statements. The Company’s functional currency is the Chinese Renminbi (“RMB”) and Singapore dollar(“SGD”); however, the accompanying consolidated financial statements have been translated and presented in United States Dollars (“USD”).

Interim Financial Statements

Interim Financial Statements

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) applicable to interim financial information and the requirements of Form 10-Q and Rule 8-03 of Regulation S-X of the Securities and Exchange Commission. Accordingly, they do not include all of the information and disclosure required by accounting principles generally accepted in the United States of America for complete financial statements. Interim results are not necessarily indicative of results for a full year. In the opinion of management, all adjustments considered necessary for a fair presentation of the financial position and the results of operations and cash flows for the interim periods have been included. These interim financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2021. Not all disclosures required by generally accepted accounting principles for annual financial statements are presented. The interim financial statements follow the same accounting policies and methods of computations as the audited financial statements for the year ended December 31, 2021.

Use of Estimates

Use of Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and various other assumptions that are reasonable under the circumstances. Accordingly, actual results may differ from these estimates. Significant estimates include the useful lives of property and equipment, land use rights, assumptions used in assessing the collectability of receivables, and impairment for long-term assets.

Use of Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ from these estimates. Significant estimates include the useful lives of property and equipment, land use rights, assumptions used in assessing collectability of receivables and impairment for long-term assets.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs, including the VIEs’ subsidiaries, for which Muliang Viagoo is the primary beneficiary.

All transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

As PRC laws and regulations welcome to invest in organic fertilizer industry businesses, Muliang Viagoo operates its fertilizer business in the PRC through Muliang Industry and its subsidiaries, which are collectively referred as the “WFOEs”.

By entering into a series of agreements (the “VIE Agreements”), Muliang Viagoo, through WFOEs, obtained control over Muliang Industry and its subsidiaries (collectively referred as “VIEs”). The VIE Agreements enable Muliang Viagoo to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, Muliang Viagoo is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in Muliang Viagoo’s consolidated financial statements. In making the conclusion that Muliang Viagoo is the primary beneficiary of the VIEs, Muliang Viagoo’s rights under the Power of Attorney also provide Muliang Viagoo’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. Muliang Viagoo also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew the Master Exclusive Service Agreement and pay service fees to Muliang Viagoo. By charging service fees to be determined and adjusted at the sole discretion of Muliang Viagoo, and by ensuring that the Master Exclusive Service Agreement is executed and remains effective, Muliang Viagoo has the rights to receive substantially all of the economic benefits from the VIEs.

Comparative VIE financials, are set forth below:

	As of September 30, 2022	As of December 31, 2021

Current assets	$15,700,547	$18,972,383
Non-current assets	7,616,546	8,995,363
Total Assets	23,317,093	27,967,746
Current liabilities	8,516,935	12,788,253
Non-current liabilities	109,526	422,480
Total liabilities	8,626,461	20,745,846
Total shareholders’ equity (deficit)	$14,690,632	$7,221,900

	For nine months ended September 30,
	2022	2021
Net income	$1,650,353	$1,826,067
Net cash provided by (used in) operating activities	(1,038,837)	4,814,649
Net cash provided by (used in) investment activities	(128,623)	(1,221,133)
Net cash provided by (used in) financing activities	$1,172,536	$(3,593,475)

Quantitative Metrics of the VIE, Shanghai Muliang Industry Co., Ltd. are set forth below:

For the nine months ended September 30, 2022

	Parent company		WFOE (Shanghai Mufeng) - Note 3	Shanghai Muliang Industry Co., Ltd. and its subsidiaries (the VIEs)		Subsidiaries	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	A		B	C		D	E	F=A+B+C+D+E	G=C/F
Cash and cash equivalence	$-		-	10,280		230,521	-	240,801	4%
Current assets	-		-	15,700,547		851,374	-	16,551,921	95%
Intercompany receivable from VIE	-	Note 3	9,135,651	-		-	(9,135,651)	-	N/A
Investment in Subsidiaries	1,994,535	Note 1	-	-		-	(1,994,535)	-	N/A
Total Assets	$1,994,535		9,135,651	23,317,093		1,526,874	(11,130,186)	24,843,967	94%
Current liabilities	11,784		31,081	8,516,935		1,366,053		9,925,853	86%
Intercompany payable to WFOE	-		-	9,135,651		-	(9,135,651)	-	N/A
Total liabilities	$11,784		31,081	8,626,461		1,398,876		10,068,202	86%
Total shareholders’ equity (deficit)	$1,982,751		9,104,570	14,690,632	Note 2	127,998	(11,130,186)	14,775,765	99%

Revenues	-		-	6,474,751		608,896	-	7,083,647	91%
Gross profit	-		-	2,826,333		239,691	-	3,066,024	92%
Service fee expense from VIE to WFOE	-		-	1,600,538		-	(1,600,538)	-	N/A
Total operating expenses	-		-	2,083,787		443,942	(1,600,538)	927,191	225%
Operating Income	-		1,600,538	2,343,084		(204,251)	(1,600,538)	2,138,833	110%
Income from VIE	-		1,600,538	-		-	(1,600,538)	-	N/A
Income (loss) from investment	1,703,660		-	-		-	(1,703,660)	-	N/A
Net income (loss)	$1,703,660		1,600,538	-		(206,941)	(3,304,198)	1,393,597	0%
Total Comprehensive Income	1,703,660		1,600,538	88,523		(10,001)	(3,304,198)	78,522	113%

OPERATING ACTIVITIES
Net income	1,703,660		1,600,538	1,650,353		(256,756)	(3,304,198)	1,393,597	118%
Equity in earnings of subsidiaries	(1,703,660)			-		-	1,703,660	-	N/A
Intercompany receivable / payable between WFOE and VIE	-		(1,600,538)	1,600,538		-	-	-	N/A
Net cash provided by (used in) operating activities	$-		-	(1,038,837)		(96,551)	-	(1,135,388)	91%
Net cash provided by (used in) investment activities	-		-	(128,623)		-	-	(128,623)	100%
Net cash provided by (used in) financing activities	$-		-	1,172,536		-	-	1,172,536	100%

Note 1 The investment refers to the acquisition of 100% shares of Viagoo Pte Ltd, paid in 1,011,000 shares on June 19, 2020, by the Company

Note 2 The Company’s shareholders would not hold any ownership interest, direct or indirect, in the operating company in China, i.e. the VIE, and would merely have a contractual relationship with the VIE.

Note 3 The intercompany balances of $9,135,651 between the WOFE and the VIE arising from the service fee income payable to the WOFE by the VIE; the intercompany balances do not include any loans between the WOFE and the VIE.  The amount is accumulated from the date that the VIE agreements when into effect on February 16, 2016. As the Company has disclosed, the VIE has not paid amounts in cash or other means to settle the payables balances owed by the VIE to the WOFE.

VIE Agreements that were entered to give Muliang Viagoo effective control over the VIEs include:

Voting Rights Proxy Agreement and Irrevocable Power of Attorney

Under which each shareholder of the VIEs grant to any person designated by WFOEs to act as its attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of the VIEs as well as the right to sell, transfer, pledge and dispose all or a portion of the equity interest held by such shareholders of the VIEs. The proxy and power of attorney agreements will remain effective as long as WFOEs exist. The shareholders of the VIEs do not have the right to terminate the proxy agreements or revoke the appointment of the attorney-in-fact without written consent of the WFOEs.

Exclusive Option Agreement

Under which each shareholder of the VIEs granted 9F or any third party designated by 9F the exclusive and irrevocable right to purchase from such shareholders of the VIEs, to the extent permitted by PRC law and regulations, all or part of their respective equity interests in the VIEs for a purchase price equal to the registered capital. The shareholders of the VIEs will then return the purchase price to 9F or any third party designated by 9F after the option is exercised. 9F may transfer all or part of its option to a third party at its own option. The VIEs and its shareholders agree that without prior written consent of 9F, they may not transfer or otherwise dispose the equity interests or declare any dividends. The restated option agreement will remain effective until 9F or any third party designated by 9F acquires all equity interest of the VIEs.

Spousal Consent

The spouse of each shareholder of the VIEs has entered into a spousal consent letter to acknowledge that he or she consents to the disposition of the equity interests held by his or her spouse in the VIEs in accordance with the exclusive option agreement, the power of attorney and the equity pledge agreement regarding VIE structure described above, and any other supplemental agreement(s) may be consented by his or her spouse from time to time. Each such spouse further agrees that he or she will not take any action or raise any claim to interfere with the arrangements contemplated under the mentioned agreements. In addition, each such spouse further acknowledges that any right or interest in the equity interests held by his or her spouse in the VIEs do not constitute property jointly owned with his or her spouse and each such spouse unconditionally and irrevocably waives any right or interest in such equity interests.

Loan Agreement

Pursuant to the loan agreements between WFOEs and each shareholder of the VIEs, WFOEs extended loans to the shareholders of the VIEs, who had contributed the loan principal to the VIEs as registered capital. The shareholders of VIEs may repay the loans only by transferring their respective equity interests in VIEs to 9F Inc. or its designated person(s) pursuant to the exclusive option agreements. These loan agreements will remain effective until the date of full performance by the parties of their respective obligations thereunder.

VIE Agreements that enables Muliang Viagoo to receive substantially all of the economic benefits from the VIEs include:

Equity Interest Pledge Agreement

Pursuant to equity interest pledge agreement, each shareholder of the VIEs has pledged all of his or her equity interest held in the VIEs to WFOEs to secure the performance by VIEs and their shareholders of their respective obligations under the contractual arrangements, including the payments due to WFOEs for services provided. In the event that the VIEs breach any obligations under these agreements, WFOEs as the pledgees, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity interests. The shareholders of the VIEs shall not transfer their equity interests or create or permit to be created any pledges without the prior written consent of WFOEs. The equity interest pledge agreement will remain valid until the master exclusive service agreement and the relevant exclusive option agreements and proxy and power of attorney agreements, expire or terminate.

Master Exclusive Service Agreement

Pursuant to exclusive service agreement, WFOEs have the exclusive right to provide the VIEs with technical support, consulting services and other services. WFOEs shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, the VIEs may not accept any services covered by this agreement provided by any third party. The VIEs agree to pay service fees to be determined and adjusted at the sole discretion of the WFOEs. The agreement will remain effective unless WFOEs terminate the agreement in writing.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIE, including the VIE’ subsidiaries, for which the Muliang Viagoo is the primary beneficiary.

All transactions and balances among the Company, its subsidiaries, the VIE and the VIE’ subsidiaries have been eliminated upon consolidation.

As PRC laws and regulations welcome to invest in organic fertilizer industry businesses, the Muliang Viagoo operates its fertilizer business in the PRC through Muliang Industry and its subsidiaries, which are collectively referred as the “WFOEs”.

By entering into a series of agreements (the “VIE Agreements”), the Muliang Viagoo, through WFOEs, obtained control over Muliang Industry and its subsidiaries (collectively referred as “VIE”). The VIE Agreements enable the Muliang Viagoo to (1) have power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Muliang Viagoo is considered the primary beneficiary of the VIE and has consolidated the VIE’ financial results of operations, assets and liabilities in the Muliang Viagoo’s consolidated financial statements. In making the conclusion that the Muliang Viagoo is the primary beneficiary of the VIE, the Muliang Viagoo’s rights under the Power of Attorney also provide the Muliang Viagoo’s abilities to direct the activities that most significantly impact the VIE’ economic performance. The Muliang Viagoo also believes that this ability to exercise control ensures that the VIE will continue to execute and renew the Master Exclusive Service Agreement and pay service fees to Muliang Viagoo. By charging service fees to be determined and adjusted at the sole discretion of Muliang Viagoo, and by ensuring that the Master Exclusive Service Agreement is executed and remains effective, Muliang Viagoo has the rights to receive substantially all of the economic benefits from the VIE.

Details of the VIE Agreements, are set forth below:

	As of December 31, 2021	As of December 31, 2020

Current assets	$18,972,383	$25,878,427
Non-current assets	8,995,363	8,863,429
Total Assets	27,967,746	34,741,856
Current liabilities	12,788,253	20,471,148
Non-current liabilities	7,535,113	5,280,211
Total liabilities	20,745,846	27,180,981
Total shareholders’ equity	$7,221,900	$7,560,875

	For the year ended December 31,
	2021	2020
Net income	$-	$-
Net cash provided by (used in) operating activities	5,486,592	1,414,110
Net cash provided by (used in) investment activities	(1,158,773)	-
Net cash provided by (used in) financing activities	$(4,328,560)	$(1,648,247)

VIE Agreements that were entered to give the Muliang Viagoo effective control over the VIE include:

Voting Rights Proxy Agreement and Irrevocable Power of Attorney

Under which each shareholder of the VIE grant to any person designated by WFOEs to act as its attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of the VIE as well as the right to sell, transfer, pledge and dispose all or a portion of the equity interest held by such shareholders of the VIE. The proxy and power of attorney agreements will remain effective as long as WFOEs exist. The shareholders of the VIE do not have the right to terminate the proxy agreements or revoke the appointment of the attorney-in-fact without written consent of the WFOEs.

Exclusive Option Agreement

Under which each shareholder of the VIE granted 9F or any third party designated by 9F the exclusive and irrevocable right to purchase from such shareholders of the VIE, to the extent permitted by PRC law and regulations, all or part of their respective equity interests in the VIE for a purchase price equal to the registered capital. The shareholders of the VIE will then return the purchase price to 9F or any third party designated by 9F after the option is exercised. 9F may transfer all or part of its option to a third party at its own option. The VIE and its shareholders agree that without prior written consent of 9F, they may not transfer or otherwise dispose the equity interests or declare any dividends. The restated option agreement will remain effective until 9F or any third party designated by 9F acquires all equity interest of the VIE.

Spousal Consent

The spouse of each shareholder of the VIE has entered into a spousal consent letter to acknowledge that he or she consents to the disposition of the equity interests held by his or her spouse in the VIE in accordance with the exclusive option agreement, the power of attorney and the equity pledge agreement regarding VIE structure described above, and any other supplemental agreement(s) may be consented by his or her spouse from time to time. Each such spouse further agrees that he or she will not take any action or raise any claim to interfere with the arrangements contemplated under the mentioned agreements. In addition, each such spouse further acknowledges that any right or interest in the equity interests held by his or her spouse in the VIE do not constitute property jointly owned with his or her spouse and each such spouse unconditionally and irrevocably waives any right or interest in such equity interests.

Loan Agreement

Pursuant to the loan agreements between WFOEs and each shareholder of the VIE, WFOEs extended loans to the shareholders of the VIE, who had contributed the loan principal to the VIE as registered capital. The shareholders of VIE may repay the loans only by transferring their respective equity interests in VIE to 9F Inc. or its designated person(s) pursuant to the exclusive option agreements. These loan agreements will remain effective until the date of full performance by the parties of their respective obligations thereunder.

VIE Agreements that enables Muliang Viagoo to receive substantially all of the economic benefits from the VIE include:

Equity Interest Pledge Agreement

Pursuant to equity interest pledge agreement, each shareholder of the VIE has pledged all of his or her equity interest held in the VIE to WFOEs to secure the performance by VIE and their shareholders of their respective obligations under the contractual arrangements, including the payments due to WFOEs for services provided. In the event that the VIE breach any obligations under these agreements, WFOEs as the pledgees, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity interests. The shareholders of the VIE shall not transfer their equity interests or create or permit to be created any pledges without the prior written consent of WFOEs. The equity interest pledge agreement will remain valid until the master exclusive service agreement and the relevant exclusive option agreements and proxy and power of attorney agreements, expire or terminate.

Master Exclusive Service Agreement

Pursuant to exclusive service agreement, WFOEs have the exclusive right to provide the VIE with technical support, consulting services and other services. WFOEs shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, the VIE may not accept any services covered by this agreement provided by any third party. The VIE agree to pay service fees to be determined and adjusted at the sole discretion of the WFOEs. The agreement will remain effective unless WFOEs terminate the agreement in writing.

Risks in relation to the VIE structure

Muliang Viagoo believes that the contractual arrangements with the VIE and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Muliang Viagoo’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the Muliang Viagoo’s PRC subsidiaries or consolidated affiliated entities;

●	Discontinue or restrict the operations of any related-party transactions among the Muliang Viagoo’s PRC subsidiaries or consolidated affiliated entities;

●	Impose fines or other requirements on the Muliang Viagoo’s PRC subsidiaries or consolidated affiliated entities;

●	Require the Muliang Viagoo’s PRC subsidiaries or consolidated affiliated entities to revise the relevant ownership structure or restructure operations; and/or;

●	Restrict or prohibit the Muliang Viagoo’s use of the proceeds of the additional public offering to finance the Muliang Viagoo’s business and operations in China;

●	Shut down the Muliang Viagoo’s servers or blocking the Muliang Viagoo’s online platform;

●	Discontinue or place restrictions or onerous conditions on the Muliang Viagoo’s operations; and/or

●	Require the Muliang Viagoo to undergo a costly and disruptive restructuring.

Muliang Viagoo’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, Muliang Viagoo may not be able to consolidate the VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and its shareholders, and it may lose the ability to receive economic benefits from the VIE. Muliang Viagoo currently does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, WFOEs, or the VIE.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIE and their subsidiaries, which are included in Muliang Viagoo’s consolidated financial statements after the elimination of intercompany balances and transactions:

Under the VIE Arrangements, Muliang Viagoo has the power to direct activities of the VIE and can have assets transferred out of the VIE. Therefore, Muliang Viagoo considers that there is no asset in the VIE that can be used only to settle obligations of the VIE, except for assets that correspond to the amount of the registered capital and PRC statutory reserves, if any. As the VIE are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIE do not have recourse to the general credit of Muliang Viagoo for any of the liabilities of the VIE.

Currently there is no contractual arrangement which requires Muliang Viagoo to provide additional financial support to the VIE. However, as Muliang Viagoo conducts its businesses primarily based on the licenses held by the VIE, Muliang Viagoo has provided and will continue to provide financial support to the VIE.

Revenue-producing assets held by the VIE include certain internet content provision (“ICP”) licenses and other licenses, domain names and trademarks. The ICP licenses and other licenses are required under relevant PRC laws, rules and regulations for the operation of internet businesses in the PRC, and therefore are integral to Muliang Viagoo’s operations. The ICP licenses require that core PRC trademark registrations and domain names are held by the VIE that provide the relevant services.

Muliang Viagoo consolidates the following entities, including wholly-owned subsidiaries, Muliang HK, Shanghai Mufeng, Viagoo, and its wholly controlled variable interest entities, Muliang Industry, and Zongbao, 60% controlled Agritech Development, 99% controlled Fukang, 65% controlled Zhonglian, 80% controlled Yunnan Muliang and 51% controlled Heilongjiang. Accordingly, the 40% equity interest holder of Agritech Development, 1% equity interest holders in Fukang, 35% equity interest holders in Zhonglian, 20% interest in Yunnan Muliang, and 49% equity interest in Heilongjiang are accounted as non-controlling interest in the Company’s consolidated financial statements.

Risks in relation to the VIE structure

Risks in relation to the VIE structure

Muliang Viagoo believes that the contractual arrangements with the VIEs and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit Muliang Viagoo’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of Muliang Viagoo’s PRC subsidiaries or consolidated affiliated entities;

●	Discontinue or restrict the operations of any related-party transactions among Muliang Viagoo’s PRC subsidiaries or consolidated affiliated entities;

●	Impose fines or other requirements on Muliang Viagoo’s PRC subsidiaries or consolidated affiliated entities;

●	Require Muliang Viagoo’s PRC subsidiaries or consolidated affiliated entities to revise the relevant ownership structure or restructure operations; and/or;

●	Restrict or prohibit Muliang Viagoo’s use of the proceeds of the additional public offering to finance Muliang Viagoo’s business and operations in China;

●	Shut down Muliang Viagoo’s servers or blocking Muliang Viagoo’s online platform;

●	Discontinue or place restrictions or onerous conditions on Muliang Viagoo’s operations; and/or

●	Require Muliang Viagoo to undergo a costly and disruptive restructuring.

Muliang Viagoo’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, Muliang Viagoo may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its shareholders, and it may lose the ability to receive economic benefits from the VIEs. Muliang Viagoo currently does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, WFOEs, or the VIEs.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in Muliang Viagoo’s consolidated financial statements after the elimination of intercompany balances and transactions:

Under the VIE Arrangements, Muliang Viagoo has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, Muliang Viagoo considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for assets that correspond to the amount of the registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of Muliang Viagoo for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires Muliang Viagoo to provide additional financial support to the VIEs. However, as Muliang Viagoo conducts its businesses primarily based on the licenses held by the VIEs, Muliang Viagoo has provided and will continue to provide financial support to the VIEs.

Revenue-producing assets held by the VIEs include certain internet content provision (“ICP”) licenses and other licenses, domain names and trademarks. The ICP licenses and other licenses are required under relevant PRC laws, rules and regulations for the operation of internet businesses in the PRC, and therefore are integral to Muliang Viagoo’s operations. The ICP licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

Muliang Viagoo consolidates the following entities, including wholly-owned subsidiaries, Muliang HK, Shanghai Mufeng, Viagoo, and its wholly controlled variable interest entities, Muliang Industry, and Zongbao, 60% controlled Agritech Development, 99% controlled Fukang, 65% controlled Zhonglian, 80% controlled Yunnan Muliang and 51% controlled Heilongjiang. Accordingly, the 40% equity interest holder of Agritech Development, 1% equity interest holders in Fukang, 35% equity interest holders in Zhonglian, 20% interest in Yunnan Muliang, and 49% equity interest in Heilongjiang are accounted as non-controlling interest in the Company’s consolidated financial statements.

The variable interest entities consolidated for which the Company is deemed the primary beneficiary. All significant inter-company accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents. In addition, the Company maintains cash with various financial institutions.

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents. In addition, the Company maintains cash with various financial institutions.

Accounts Receivable

Accounts Receivable

Accounts receivable are presented net of an allowance for doubtful accounts. In addition, the Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, current creditworthiness, and current economic trends. Accounts are written off after exhaustive efforts at collection.

Accounts Receivable

Accounts receivable are presented net of an allowance for doubtful accounts. In addition, the Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection.

Inventories

Inventories

Inventories, consisting of raw materials, work in process, and finished goods related to the Company’s products are stated at the lower of cost or market utilizing the weighted average method.

Inventories

Inventories, consisting of raw materials, work in process, and finished goods related to the Company’s products are stated at the lower of cost or market utilizing the weighted average method.

Property, Plant, and Equipment

Property, Plant, and Equipment

Plant and equipment are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Included in property and equipment is construction-in-progress, which consists of factory improvements and machinery pending installation and includes the costs of construction, machinery and equipment, and any interest charges arising from borrowings used to finance these assets during the construction period or installation of the assets. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and ready for their intended use.

Estimated useful lives of the Company’s assets are as follows:

Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

The apple orchard includes rental of an apple farm, labor cost, fertilizers, apple seeds, apple seedlings, etc. The costs to purchase and cultivate apple trees and the expenditures related to labor and materials to plant apple trees until they become commercially productive are capitalized, which require a two-year period. The estimated production life for an apple tree is 10 years, and the costs are depreciated without a residual value. Expenses incurred maintaining apple trees during the growth cycle until seedling apple trees, or grafted varieties are fruited are capitalized into inventory and included in Work in Process—apple orchard, a component of inventories.

Depreciation expenses pertaining to apple trees will be included in inventory costs for those apples to be sold and ultimately become a component of the cost of goods sold. Therefore, similar to other assets, the failure of our apple trees to be serviceable over the entirety of their anticipated useful lives or to be sold at their anticipated residual value will negatively impact our operating results.

Property, Plant and Equipment

Plant and equipment are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Included in property and equipment is construction-in-progress which consisted of factory improvements and machinery pending installation and includes the costs of construction, machinery and equipment, and any interest charges arising from borrowings used to finance these assets during the period of construction or installation of the assets. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and ready for their intended use.

Estimated useful lives of the Company’s assets are as follows:

Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

The apple orchard includes rental for an apple farm, labor cost, fertilizers, apple seeds, apple seedlings and others. The costs to purchase and cultivate apple trees and the expenditures related to labor and materials to plant apple trees until they become commercially productive are capitalized, which require a two-year period. The estimated production life for apple tree is ten years, and the costs are depreciated without a residual value. Expenses incurred maintaining apple trees during the growth cycle until seedling apple trees or grafted varieties are fruited are capitalized into inventory and included in Work In Process—apple orchard, a component of inventories.

Depreciation expenses pertaining to apple trees will be included in inventory costs for those apples to be sold and ultimately become a component of cost of goods sold. Similar to other assets, the failure of our apple trees to be serviceable over the entirety of their anticipated useful lives or to be sold at their anticipated residual value will negatively impact our operating results.

Intangible Assets

Intangible Assets

Included in the intangible assets are land-use rights. According to the laws of the PRC, the government owns all the land in the PRC. Therefore, companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Intangible assets are being amortized using the straight-line method over their lease terms or estimated useful life.

Estimated useful lives of the Company’s intangible assets are as follows:

Useful Life
Land use rights	50 years
Non-patented technology	10 years

The Company carries intangible assets at a cost less accumulated amortization. In accordance with US GAAP, the Company examines the possibility of decreases in the value of intangible assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. The Company computes amortization using the straight-line method over the estimated useful life of 50 years for the land use rights.

Intangible Assets

Included in the intangible assets are land use rights and non-patented technology. According to the laws of the PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Useful life for non-patented technology refers to the period during which economic benefits can be generated. Intangible assets are being amortized using the straight-line method over their lease terms or estimated useful life.

Estimated useful lives of the Company’s intangible assets are as follows:

Useful Life
Land use rights	50 years
Non-patented technology	10 years

The Company carries intangible assets at cost less accumulated amortization. In accordance with US GAAP, the Company examines the possibility of decreases in the value of intangible assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. The Company computes amortization using the straight-line method over estimated useful life of 50 years for the land use rights.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company recorded no impairment charge for the nine months ended September 30, 2022, and 2021.

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company recorded no impairment charge for the years ended December 31, 2021 and 2020.

Advances from Customers

Advances from Customers

Advances from customers consist of prepayments from customers for merchandise that had not yet been shipped. The Company will recognize the deposits as revenue as customers take delivery of the goods and title to the assets is transferred to customers in accordance with the Company’s revenue recognition policy.

Advances from Customers

Advances from customers consist of prepayments from customers for merchandise that had not yet been shipped. The Company will recognize the deposits as revenue as customers take delivery of the goods and title to the assets is transferred to customers in accordance with the Company’s revenue recognition policy.

Non-controlling Interest

Non-controlling Interest

Non-controlling interests in the Company’s subsidiaries are recorded in accordance with the provisions of ASC 810 and are reported as a component of equity, separate from the parent’s equity. Purchase or sale of equity interests that do not result in a change of control is accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated results of operations. Upon loss of control, the interest sold and interest retained, if any, will be reported at fair value with any gain or loss recognized in earnings.

Non-controlling Interest

Non-controlling interests in the Company’s subsidiaries are recorded in accordance with the provisions of ASC 810 and are reported as a component of equity, separate from the parent’s equity. Purchase or sale of equity interests that do not result in a change of control are accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated results of operations and, upon loss of control, the interest sold, as well as interest retained, if any, will be reported at fair value with any gain or loss recognized in earnings.

Revenue Recognition

Revenue Recognition

On January 1, 2018, the Company adopted ASC 606 using the modified retrospective method. Accordingly, results for the reporting period beginning after January 1, 2018, are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 605.

Management has determined that the adoption of ASC 606 did not impact the Company’s previously reported financial statements in any prior period, nor did it result in a cumulative effect adjustment to opening retained earnings.

Revenue for the sale of products is derived from contracts with customers, which primarily include the sale of fertilizer products and environmental protection equipment. The Company’s sales arrangements do not contain variable consideration. Instead, the Company recognizes revenue at a point in time based on management’s evaluation of when performance obligations under the terms of a contract with the customer are satisfied, and control of the products has been transferred to the customer. For the vast majority of the Company’s product sales, the performance obligations and control of the products transfer to the customer when products are delivered and customer acceptance is made.

Revenue for logistics-related services is derived from Viagoo subsidiaries. Through an online service platform, the company provides the operation management service to support customers. For VTM service, revenue is charged to carriers based on a certain percentage of the freight charges. For VES service, revenue is recognized based on monthly subscriptions by vehicles and by users. For system integration service, revenue is recognized over time based on the progress of the project and annual maintenance service.

Revenue Recognition

On January 1, 2018, the Company adopted ASC 606 using the modified retrospective method. Accordingly, results for the reporting period beginning after January 1, 2018, are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 605.

Management has determined that the adoption of ASC 606 did not impact the Company’s previously reported financial statements in any prior period, nor did it result in a cumulative effect adjustment to opening retained earnings.

Revenue for the sale of products is derived from contracts with customers, which primarily include the sale of fertilizer products and environmental protection equipment. The Company’s sales arrangements do not contain variable consideration. Instead, the Company recognizes revenue at a point in time based on management’s evaluation of when performance obligations under the terms of a contract with the customer are satisfied, and control of the products has been transferred to the customer. For the vast majority of the Company’s product sales, the performance obligations and control of the products transfer to the customer when products are delivered and customer acceptance is made.

Revenue for logistics-related services is derived from Viagoo subsidiaries. Through an online service platform, the company provides the operation management service to support customers. For VTM service, revenue is charged to carriers based on a certain percentage of the freight charges. For VES service, revenue is recognized based on monthly subscriptions by vehicles and by users. For system integration service, revenue is recognized over time based on the progress of the project and annual maintenance service.

Cost of Sales

Cost of Sales

Cost of sales consists primarily of raw materials, utility, and supply costs consumed in the manufacturing process, manufacturing labor, depreciation expense, and direct overhead expenses necessary to manufacture finished goods as well as warehousing and distribution costs such as inbound freight charges, shipping, and handling costs, purchasing and receiving costs.

Cost of Sales

Cost of goods sold consists primarily of raw materials, utility and supply costs consumed in the manufacturing process, manufacturing labor, depreciation expense and direct overhead expenses necessary to manufacture finished goods as well as warehousing and distribution costs such as inbound freight charges, shipping and handling costs, purchasing and receiving costs.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provisions of Section 740-10-30 of the FASB Accounting Standards Codification, which is an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in its financial statements or tax returns.

The Company is subject to the Enterprise Income Tax law (“EIT”) of the People’s Republic of China. The Company’s operations in producing and selling fertilizers are subject to the 25% enterprise income tax.

Income Taxes

The Company accounts for income taxes under the provisions of Section 740-10-30 of the FASB Accounting Standards Codification, which is an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in its financial statements or tax returns.

The Company is subject to the Enterprise Income Tax law (“EIT”) of the People’s Republic of China. The Company’s operations in producing and selling fertilizers are subject to the 25% enterprise income tax.

Related Parties

Related Parties

Parties are related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to the extent that one of the transacting parties might be prevented from fully pursuing its separate interests. The Company discloses all related party transactions.

Related Parties

Parties are related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to the extent that one of the transacting parties might be prevented from fully pursuing its separate interests. The Company discloses all related party transactions.

Accumulated Other Comprehensive Income (Loss)

Accumulated Other Comprehensive Income (Loss)

Comprehensive income (loss) comprised of net income (loss) and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital, and distributions to stockholders. The Company’s comprehensive income (loss) consists of net income (loss) and unrealized gains from foreign currency translation adjustments.

Accumulated Other Comprehensive Income

Comprehensive income comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. The Company’s comprehensive income consist of net income and unrealized gains from foreign currency translation adjustments.

Foreign Currency Translation

Foreign Currency Translation

The Company’s functional currency is the Chinese Renminbi (“RMB”) and Singapore Dollar (“SGD”); however, the accompanying consolidated financial statements have been translated and presented in United States Dollars (“USD”). Results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss. The translation adjustment for the nine months ended September 30, 2022, and 2021 was a loss of $1,315,075 and a loss of $128,750, respectively. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter into any material transaction in foreign currencies. Accordingly, transaction gains or losses have not had, and are not expected to have, a material effect on the Company’s results of operations.

For business in China, asset and liability accounts at September 30, 2022, and December 31, 2021, were translated at 7.1099 RMB to $1 USD and 6.3588 RMB to $1 USD, respectively, which were the exchange rates on the balance sheet dates. The average translation rates applied to the statements of income for the nine months ended September 30, 2022, and 2021 were 6.6001 RMB and 6.4694 RMB to $1 USD, respectively.

For business in Singapore, asset and liability accounts at September 30, 2022, and December 31, 2021, were translated at 1.4341 SGD to $1 USD and 1.3493 SGD to $1 USD, respectively. The average translation rate applied to the statements of income for the nine months ended September 30, 2022,and 2021 was 1.3755 SGD to $1 USD and 1.3389 SGD to $1 USD, respectively.

Foreign Currency Translation

The Company’s functional currency is the Chinese Renminbi (“RMB”); however, the accompanying consolidated financial statements have been translated and presented in United States Dollars (“USD”). Results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss. The translation adjustment for the years ended December 31, 2021 and 2020 was gain of $375,277 and $896,587, respectively. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

For business in China, asset and liability accounts at December 31, 2021 and 2020 were translated at 6.3588 RMB to $1 USD and 6.5277 RMB to $1 USD, respectively, which were the exchange rates on the balance sheet dates. The average translation rates applied to the statements of income for the years ended December 31, 2021 and 2020 were 6.4499 RMB and 6.9001 RMB to $1 USD, respectively.

For business in Singapore, asset and liability accounts at December 31, 2021 and 2020 was translated at 1.3493 SGD to $1 USD and 1.3217 SGD to $1 USD respectively. The average translation rates applied to the statements of income for the years ended December 31, 2021 and 2020 was 1.3435 SGD to $1 USD and 1.3792 SGD to $1 USD respectively.

Earnings (Loss) per Share

Earnings (Loss) per Share

Basic earnings per share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted earnings per share give effect to all dilutive potential of shares of common stock outstanding during the period, including stock options or warrants, using the treasury stock method (by using the average stock price for the period to determine the number of shares assumed to be purchased from the exercise of stock options or warrants), and convertible debt or convertible preferred stock, using the if-converted method. Earnings per share exclude all potential dilutive shares of common stock if their effect is anti-dilutive. There were no potential dilutive securities on September 30, 2022, and December 31, 2021, and for the nine months ended September 30, 2022, and 2021.

Earnings per Share

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted earnings per share gives effect to all dilutive potential of shares of common stock outstanding during the period including stock options or warrants, using the treasury stock method (by using the average stock price for the period to determine the number of shares assumed to be purchased from the exercise of stock options or warrants), and convertible debt or convertible preferred stock, using the if-converted method. Earnings per share excludes all potential dilutive shares of common stock if their effect is anti-dilutive. There were no potential dilutive securities at December 31, 2021 and 2020.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company adopted the guidance of ASC Topic 820 for fair value measurements, which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - Inputs are unobservable inputs that reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, inventories, advances to suppliers, prepaid expenses, short-term loans, accounts payable, accrued expenses, advances from customers, VAT and service taxes payable, and income taxes payable approximate their fair market value based on the short-term maturity of these instruments.

ASC Topic 825-10 “Financial Instruments” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. Accordingly, the Company did not elect to apply the fair value option to any outstanding instruments.

The following table summarizes the carrying values of the Company’s financial instruments:

	September 30,	December 31,
	2022	2021
Current portion of long-term debt	$1,044,318	$1,174,756
Long-term loan	48,998	283,860
Total	$1,093,316	$1,458,616

Fair Value of Financial Instruments

The Company adopted the guidance of ASC Topic 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, inventories, advances to suppliers, prepaid expenses, short-term loans, accounts payable, accrued expenses, advances from customers, VAT and service taxes payable and income taxes payable approximate their fair market value based on the short-term maturity of these instruments.

ASC Topic 825-10 “Financial Instruments” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

The following table summarizes the carrying values of the Company’s financial instruments:

	December 31, 2021	December 31, 2020
Current portion of long-term loan	$1,174,756	$4,571,452
Long-term loan	283,860	1,425,475
	$1,458,616	$5,996,927

Government Contribution Plan

Government Contribution Plan

Pursuant to the laws applicable to PRC law, the Company is required to participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical, and other welfare benefits are provided to employees. Chinese labor regulations require the Company to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the basic monthly compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Company has no further commitments beyond its monthly contribution.

Government Contribution Plan

Pursuant to the laws applicable to PRC law, the Company is required to participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese labor regulations require the Company to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Company has no further commitments beyond its monthly contribution.

Statutory Reserve

Statutory Reserve

Pursuant to the laws applicable to the PRC, the Company must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund.” Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign-invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign-invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company can use the current period net income after tax to offset against the accumulated loss.

Statutory Reserve

Pursuant to the laws applicable to the PRC, the Company must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Segment Information

Segment Information

The standard, “Disclosures about Segments of an Enterprise and Related Information,” codified with ASC-280, requires certain financial and supplementary information to be disclosed on an annual and interim basis for each reportable segment of an enterprise. The Company believes that it operates in two business segments, of which are geographically located in China and one in Singapore respectively.

Recent Accounting Pronouncement

Recent Accounting Pronouncement

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02) “Leases (Topic 842)”. ASU 2016-02 requires a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. ASU 2016-02 is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted. For finance leases, a lessee is required to do the following:

●	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the statement of financial position

●	Recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of comprehensive income

●	Classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows.

For operating leases, a lessee is required to do the following:

●	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the statement of financial position

●	Recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis

●	Classify all cash payments within operating activities in the statement of cash flows.

In July 2018, the FASB issued Accounting Standards Update No. 2018-11 (ASU 2018-11), which amends ASC 842 so that entities may elect not to recast their comparative periods in transition (the “Comparatives Under 840 Option”). ASU 2018-11 allows entities to change their date of initial application to the beginning of the period of adoption. In doing so, entities would:

●	Apply ASC 840 in the comparative periods.

●	Provide the disclosures required by ASC 840 for all periods that continue to be presented in accordance with ASC 840.

●	Recognize the effects of applying ASC 842 as a cumulative-effect adjustment to retained earnings for the period of adoption.

In addition, the FASB also issued a series of amendments to ASU 2016-02 that address the transition methods available and clarify the guidance for lessor costs and other aspects of the new lease standard.

The management has reviewed the accounting pronouncements and adopted the new standard on January 1, 2019, using the modified retrospective method of adoption.

In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820), – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. The amendments in this Update modify the disclosure requirements on fair value measurements based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential impacts of ASU 2018-13 on its consolidated financial statements.

The Company believes that there were no other accounting standards recently issued that had or are expected to have a material impact on our financial position or results of operations.

Recent Accounting Pronouncement

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02) “Leases (Topic 842)”. ASU 2016-02 requires a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. ASU 2016-02 is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted. For finance leases, a lessee is required to do the following:

●	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the statement of financial position

●	Recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of comprehensive income

●	Classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows.

For operating leases, a lessee is required to do the following:

●	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the statement of financial position

●	Recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis

●	Classify all cash payments within operating activities in the statement of cash flows.

In July 2018, the FASB issued Accounting Standards Update No. 2018-11 (ASU 2018-11), which amends ASC 842 so that entities may elect not to recast their comparative periods in transition (the “Comparatives Under 840 Option”). ASU 2018-11 allows entities to change their date of initial application to the beginning of the period of adoption. In doing so, entities would:

●	Apply ASC 840 in the comparative periods.

●	Provide the disclosures required by ASC 840 for all periods that continue to be presented in accordance with ASC 840.

●	Recognize the effects of applying ASC 842 as a cumulative-effect adjustment to retained earnings for the period of adoption.

In addition, the FASB also issued a series of amendments to ASU 2016-02 that address the transition methods available and clarify the guidance for lessor costs and other aspects of the new lease standard.

The management has reviewed the accounting pronouncements and adopted the new standard on January 1, 2019 using the modified retrospective method of adoption.

In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820), – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. The amendments in this Update modify the disclosure requirements on fair value measurements based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential impacts of ASU 2018-13 on its consolidated financial statements.

The Company believes that there were no other accounting standards recently issued that had or are expected to have a material impact on our financial position or results of operations.